Note 8 - Related Party Transactions (Details Textual)							1 Months Ended	12 Months Ended
	Jan. 01, 2018 EUR (€)	Feb. 28, 2017 USD ($)	Dec. 23, 2016 USD ($) shares	Jan. 01, 2014	Jan. 01, 2012	Jan. 01, 2011	Feb. 28, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Nov. 29, 2016 USD ($)
Service Management Costs Daily Fee Related Party | €									€ 685		€ 685		€ 685
Related Party Agreement Term				5 years		5 years
Related Party Transaction Discount Percentage					5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Operation | €									720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up | €									€ 360
Due to Related Parties, Total								$ 1,280,577		$ 11,539
Notes Payable, Related Parties, Current										2,000,000
Subsequent Event [Member]
Service Management Costs Daily Fee Related Party | €	€ 685
Related Party Agreement Term							5 years
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction								2,000,000		2,000,000		$ 2,000,000
Colby Trading Ltd [Member]
Notes Payable, Related Parties, Current														$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage														10.00%
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total		$ 50,556
Repayments of Debt		$ 2,000,000
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party								$ 131,750		104,708		129,564
Related Party Transaction Commission on Premium, Maximum, Percentage								5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party								$ 161,104		128,369		175,586
Related Party Transaction Amounts of Transaction Per Crew Member Per Month								50
Entities Managed by Tennenbaum Capital Partners [Member] | M/V Dagr Including Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets | shares			900,000
Stock Issued During Period, Value, Purchase of Assets			$ 1,800,000
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction								$ 4,042,353		3,179,596		4,151,335
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage								1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party								$ 70,640		55,796		77,022
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage								1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party								$ 563,970		372,806		475,792
Vessel Acquisition [Member] | Eurochart [Member]
Related Party Transaction, Expenses from Transactions with Related Party								$ 297,526		$ 243,500		$ 141,700